As filed with the Securities and Exchange Commission on October 7, 2014

No. 333-191019

No. 811-22883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒
(Check appropriate box or boxes)

ARK ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o ARK Investment Management LLC 155 West 19th Street, Fifth Floor New York, NY 10011 (Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (212) 426-7040

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)	With a copy to: Allison M. Fumai, Esq. Partner Dechert LLP 1095 Avenue of the Americas New York, NY 10036

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

ARK Innovation ETF

ARK Genomic Revolution Multi-Sector ETF

ARK Industrial Innovation ETF

ARK Web x.0 ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 7th day of October, 2014.

ARK ETF Trust

By:	/s/ Catherine D. Wood
Name:	Catherine D. Wood President and Chief Executive Officer
Title:

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 7, 2014.

Signature	Title

/s/ Scott R. Chichester*
Scott R. Chichester	Trustee

/s/ Darlene T. DeRemer*
Darlene T. DeRemer	Trustee

/s/ Robert G. Zack*
Robert G. Zack	Trustee

/s/ Catherine D. Wood
Catherine D. Wood	Trustee, President and Chief Executive Officer

/s/ William C. Cox
William C. Cox	Treasurer and Chief Financial Officer

*By:	/s/ Jane A. Kanter
Jane A. Kanter
Attorney-in-Fact

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase